Segment reporting	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Segment reporting

20.	Segment reporting
The consolidated financial data presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance, in consultation with the Board of Directors. The Corporation’s CODM is its Chief Executive Officer.
During the twelve months ended October 31, 2021, the Company operated in Canada and began operations in the United States. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
For the Year Ended October 31, 2021
Revenue	2,999,249	4,375,627	7,374,876
Non-current assets	15,476,877	37,922,346	53,399,223

For the Year Ended October 31, 2020
Revenue	792,254	—	792,254
Non-current assets	3,395,049	6,066,619	9,461,668

For the Year Ended October 31, 2019
Revenue	48,160	—	48,160
Non-current assets	1,060,792	—	1,060,792

The Company does not currently have active operations in other geographical regions.
The following is a summary of the Company’s main customers:

	Year Ended October 31,
	2021	2020	2019
	%	%	%
Revenue
Customer A	42%	67%	0%
Customer B	52%	0%	0%
Accounts Receivable
Customer A	53%	90%	0%
Customer B	45%	0%	0%